EMPLOYEE BENEFIT OBLIGATIONS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employer contributions (for funded plans) and benefit payments (for unfunded plans)	£ 21	£ 20	£ 20
Employer contributions (for funded plans) and benefit payments (for unfunded plans), expected in 2025	£ 16
Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 10 months 24 days	21 years 9 months 18 days
Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 8 months 12 days	23 years 7 months 6 days
Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months	23 years 6 months
Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 3 months 18 days	25 years 2 months 12 days